Comparative Figures	12 Months Ended
Dec. 31, 2024
Comparative Figures
Comparative Figures

Note 18 – Comparative Figures

The Company has adjusted by reclassifying the amount of $104,463 from additional paid-in capital to accrued expenses and other payables in the Consolidated Balance Sheet and Consolidated Statement of Changes In Stockholder’s Equity as at December 31, 2023, to conform with the current year’s presentation. The reclassification does not impact the accumulated deficit as at December 31, 2023, or the net income for the year then ended.